Net (Loss) Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net (loss) income attributable to ordinary shareholders of the Company	¥ 50,544	$ 7,350	¥ 8,033	¥ (3,453)
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	71,771,033	71,771,033	20,684,681	12,230,136
Dilutive effect of share options	7,819,747	7,819,747	4,895,125
Denominator for diluted calculation	79,590,780	79,590,780	25,579,806	12,230,136
Basic net (loss) income per ordinary share | (per share)	¥ 0.70	$ 0.10	¥ 0.39	¥ (0.28)
Diluted net (loss) income per ordinary share | (per share)	¥ 0.64	$ 0.09	¥ 0.31	¥ (0.28)